Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,148,000
Previously Paid Amount	0.00
Total Fee Amount	987.14
Total Offset Amount	0.00
Net Fee	987.14
Narrative - Max Aggregate Offering Price	$ 7,148,000
Final Prospectus	true